CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Activities
Net income (loss)	$ 387	$ 895	$ 3,777
Adjusted for the following items:
Equity accounted earnings, net of distributions	367	115	40
Impairment expense (reversal), net	88	981	831
Depreciation and amortization expense	3,030	3,204	3,592
(Gain) loss on dispositions, net	(325)	(692)	(4,686)
Provisions and other items	159	220	(810)
Deferred income tax expense (recovery)	(490)	(947)	(830)
Changes in non-cash working capital, net	14	(495)	216
Cash from (used in) operating activities	3,230	3,281	2,130
Financing Activities
Proceeds from non-recourse subsidiary borrowings of the partnership	20,801	11,551	15,570
Repayment of non-recourse subsidiary borrowings of the partnership	(16,061)	(11,574)	(15,807)
Proceeds from corporate borrowings	664	1,000	565
Repayment of corporate borrowings	(1,484)	(290)	(1,225)
Proceeds from other financing	136	184	446
Repayment of other financing	(72)	(139)	(257)
Proceeds from (repayment of) other credit facilities, net	17	(216)	(46)
Lease liability repayment	(255)	(301)	(384)
Capital provided by others who have interests in operating subsidiaries	808	165	2,093
Repurchases of LP units and BBUC exchangeable shares	(224)	0	(5)
Distributions to limited partners, Redemption-Exchange unitholders and BBUC exchangeable shareholders	(53)	(54)	(56)
Distributions and capital paid to preferred securities holders	(52)	(52)	(837)
Distributions and capital paid to others who have interests in operating subsidiaries	(4,153)	(779)	(4,428)
Cash from (used in) financing activities	72	(505)	(4,371)
Acquisitions
Subsidiaries, net of cash acquired	(1,683)	(115)	(731)
Property, plant and equipment and intangible assets	(2,060)	(2,520)	(2,288)
Equity accounted investments	(402)	(211)	(234)
Financial assets and other	(3,220)	(3,364)	(2,470)
Dispositions
Subsidiaries, net of cash disposed	700	293	4,586
Property, plant and equipment and intangible assets	116	211	83
Equity accounted investments	1	18	7
Financial assets and other	3,398	3,495	3,535
Net settlement of derivative assets and liabilities	(136)	(63)	13
Restricted cash and deposits	103	(71)	36
Cash from (used in) investing activities	(3,183)	(2,327)	2,537
Cash and cash equivalents
Change during the period	119	449	296
Impact of foreign exchange	203	(323)	86
Net change in cash classified within assets held for sale	(15)	(139)	0
Balance, beginning of year	3,239	3,252	2,870
Balance, end of period	$ 3,546	$ 3,239	$ 3,252